BALANCE SHEETS (USD $)	Mar. 31, 2014	Mar. 31, 2013
OTHER ASSETS
Cash and cash equivalents	$ 2,294,311	$ 5,933,101
Other assets	2,200	69,400
Assets	2,296,511	6,002,501
LIABILITIES
Accounts payable and accrued expenses	23,234	32,246
Accounts payable - affiliates	18,789,507	23,832,722
Capital contributions payable	85,274	91,360
Liabilities	18,898,015	23,956,328
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(14,624,840)	(15,919,011)
General partner	(1,976,664)	(2,034,816)
Partners' capital (deficit)	(16,601,504)	(17,953,827)
Liabilities and Stockholders' Equity	2,296,511	6,002,501
Series Fifteen [Member]
OTHER ASSETS
Cash and cash equivalents	161,422	184,136
Other assets	0	0
Assets	161,422	184,136
LIABILITIES
Accounts payable and accrued expenses	1,246	1,246
Accounts payable - affiliates	4,038,349	3,943,793
Capital contributions payable	0	0
Liabilities	4,039,595	3,945,039
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(3,517,202)	(3,401,105)
General partner	(360,971)	(359,798)
Partners' capital (deficit)	(3,878,173)	(3,760,903)
Liabilities and Stockholders' Equity	161,422	184,136
Series Sixteen [Member]
OTHER ASSETS
Cash and cash equivalents	176,922	264,550
Other assets	0	65,000
Assets	176,922	329,550
LIABILITIES
Accounts payable and accrued expenses	4,488	5,000
Accounts payable - affiliates	7,995,499	8,656,186
Capital contributions payable	50,008	50,008
Liabilities	8,049,995	8,711,194
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(7,327,734)	(7,831,219)
General partner	(545,339)	(550,425)
Partners' capital (deficit)	(7,873,073)	(8,381,644)
Liabilities and Stockholders' Equity	176,922	329,550
Series Seventeen [Member]
OTHER ASSETS
Cash and cash equivalents	799,176	258,319
Other assets	2,200	4,400
Assets	801,376	262,719
LIABILITIES
Accounts payable and accrued expenses	10,000	18,500
Accounts payable - affiliates	2,208,860	6,830,975
Capital contributions payable	16,712	22,798
Liabilities	2,235,572	6,872,273
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(1,002,905)	(6,122,681)
General partner	(431,291)	(486,873)
Partners' capital (deficit)	(1,434,196)	(6,609,554)
Liabilities and Stockholders' Equity	801,376	262,719
Series Eighteen [Member]
OTHER ASSETS
Cash and cash equivalents	355,319	231,682
Other assets	0	0
Assets	355,319	231,682
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	4,546,799	4,401,768
Capital contributions payable	18,554	18,554
Liabilities	4,565,353	4,420,322
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	(3,857,706)	(3,836,526)
General partner	(352,328)	(352,114)
Partners' capital (deficit)	(4,210,034)	(4,188,640)
Liabilities and Stockholders' Equity	355,319	231,682
Series Nineteen [Member]
OTHER ASSETS
Cash and cash equivalents	801,472	4,994,414
Other assets	0	0
Assets	801,472	4,994,414
LIABILITIES
Accounts payable and accrued expenses	7,500	7,500
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	7,500	7,500
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partners Interest	0	0
Limited Partners Interest	1,080,707	5,272,520
General partner	(286,735)	(285,606)
Partners' capital (deficit)	793,972	4,986,914
Liabilities and Stockholders' Equity	$ 801,472	$ 4,994,414